CONSOLIDATED INCOME STATEMENTS (parenthetical) - shares shares in Millions		12 Months Ended		24 Months Ended
		Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Profit or loss [abstract]
Weighted average number of shares outstanding (in shares)	[1]	488.2	488.2	488.2

[1]	For periods prior to the Spin-off, the denominator for basic and diluted earnings per share was calculated using 488.2 million shares of common stock distributed in the Spin-off.